FINANCIAL RISK MANAGEMENT (Schedule of Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 3,404	$ 5,110	$ 2,469	$ 5,544
Total assets	56,233	60,965
Credit risk [member]
Assets:
Cash and cash equivalents	3,404	5,110
Short term bank deposits	26,747	44,373
Other receivables	1,339	586
Total assets	$ 31,490	$ 50,069